Long-Term Debt, net - Principal Payments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Scheduled maturities of long-term debt
June 30, 2022	$ 93,450
June 30, 2023	90,000
June 30, 2024	87,900
June 30, 2025	586,750
June 30, 2026	19,500
Thereafter	300,000
Total long-term debt	$ 1,177,600